Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of common Stock reflected in the balance sheets
Gross proceeds	$130,015,520
Less:
Common stock issuance costs	$(3,392,993)
Plus:
Accretion of carrying value to redemption value	$3,922,432

Common stocks subject to possible redemption, December 31, 2020	$130,544,959
Plus:
Accretion of carrying value to redemption value	$(382,583)
Common stocks subject to possible redemption, September 30, 2021	$130,162,376

Schedule of basic and diluted net loss per common share
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Allocation of net loss, common stock subject to redemption	$(2,293,082)	$(225,395)	$(3,338,806)	$(5,130)
Weighted average shares outstanding, common stock subject to possible redemption	13,001,552	13,001,552	13,001,552	13,001,552
Basic and diluted net income per share, common stock subject to possible redemption	$(0.18)	$(0.02)	$(0.26)	$(0.00)
Allocation of net loss, common stock	$(594,435)	$(58,429)	$(865,517)	$(1,330)
Weighted average shares outstanding, common stock	3,370,388	3,370,388	3,370,388	3,370,388
Basic and diluted net loss per share, common stock	$(0.18)	$(0.02)	$(0.26)	$(0.00)

	Year Ended December 31, 2020	For the Period from June 20, 2019 (Inception) Through December 31, 2019
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$734,755	$285,524
Unrealized gain (loss) on marketable securities held in Trust Account	1,919	219
Less: interest available to be withdrawn for payment of taxes	(179,355)	(110,258)
Net income attributable	$557,319	$175,485
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	12,345,490	12,128,362
Basic and diluted net income per share	$0.05	$0.01

Non-Redeemable Common Stock
Numerator: Net (Loss) Income minus Net Earnings
Net (loss) income	$(1,874,080)	$1,306,153
Net income allocable to Common stock subject to possible redemption	(557,319)	(175,485)
Non-Redeemable Net (Loss) Income	$(2,431,399)	$1,130,668)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	4,026,450	3,394,029
Basic and diluted net (loss) income per share, Non-redeemable common stock	$(0.60)	$0.33

Schedule of Common Stock reflected in the balance sheets
Gross proceeds	$130,015,520
Less:
Common stock issuance costs	$(3,392,993)
Plus:
Accretion of carrying value to redemption value	$3,574,835

Common stocks subject to possible redemption, December 31, 2019	$130,197,362
Plus:
Accretion of carrying value to redemption value	$347,597

Common stocks subject to possible redemption, December 31, 2020	$130,544,959

Schedule of basic and diluted net income (loss) per common share
	Year Ended December 31, 2020	For the Period from June 20, 2019 (Inception) Through December 31, 2019
Allocation of net loss, common stock subject to redemption	$(1,488,275)	769,337

Weighted average shares outstanding, common stock subject to possible redemption	13,001,552	4,510,965

Basic and diluted net income (loss) per share, common stock subject to possible redemption	$(0.11)	$0.17

Allocation of net loss, common stock	$(385,805)	$539,816

Weighted average shares outstanding, common stock	3,370,388	3,147,590

Basic and diluted net income (loss) per share, common stock	$(0.11)	0.17

Leafly Holdings, Inc.[Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net income (loss) per common share
	Nine Months Ended September 30,
	2021	2020
Net loss (numerator)	$(6,880)	$(8,977)
Weighted average shares outstanding (denominator)	75,630	76,789
Basic and diluted net loss per share	$(0.09)	$(0.12)

	2020	2019
Net loss (numerator)	$(9,964)	$(31,936)
Weighted average shares outstanding (denominator)	76,431	69,186
Basic and diluted net loss per share	$(0.13)	$(0.46)

Schedule of cash, cash equivalents, and restricted cash
	2020	2019
Cash and cash equivalents	$4,818	$5,739
Restricted cash	116	116
	$4,934	$5,855